Reinsurance - Schedule of Reinsurance Recoverables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expenses	$ 2,150,020	$ 1,826,798
Ceded unearned premium	27,647	24,587
Ceded claims and benefits payable	1,373,742	360,176
Ceded paid losses	13,623	14,363
Net reinsurance recoverable	$ 3,565,032	$ 2,225,924